Segment Information - Information on segments & reconciliations (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Revenue		$ 140,891	$ 123,899	$ 269,173	$ 233,519
Segment profit		(69,276)	(2,328)	(79,873)	(11,869)
Depreciation and amortization		(20,933)	(18,613)	(40,820)	(35,673)
Net interest expense		(20,929)	(15,247)	(35,755)	(29,939)
Income tax benefit (expense)		28,609	(5,543)	24,181	(9,357)
Share-based compensation		(51,263)		(51,263)
Net loss attributable to EVO Investco, LLC			(9,474)		(24,080)
Net income attributable to non-controlling interest of EVO Investco, LLC		58,613		74,406
Net income attributable to EVO Payments, Inc.	$ 16,713	16,713		16,713
Capital expenditures		17,380	6,752	25,970	14,150
Total assets	1,512,680	1,512,680		1,512,680		$ 1,508,298
Operating
Segment Information
Segment profit		36,343	35,778	69,324	61,031
Corporate
Segment Information
Segment profit		(13,727)	(5,849)	(23,360)	(10,142)
North America
Segment Information
Revenue		79,825	74,481	153,200	141,914
Capital expenditures		8,152	1,630	12,792	5,085
Total assets	1,031,954	1,031,954		1,031,954		1,010,859
North America | Operating
Segment Information
Segment profit		21,774	21,912	42,652	35,637
Europe
Segment Information
Revenue		61,066	49,418	115,973	91,605
Capital expenditures		9,228	5,122	13,178	9,065
Total assets	$ 480,726	480,726		480,726		497,439
Europe | Operating
Segment Information
Segment profit		$ 14,568	$ 13,866	$ 26,672	$ 25,394
Predecessor
Segment Information
Revenue						504,750	$ 419,221
Segment profit						(15,760)	74,484
Depreciation and amortization						(74,136)	(64,012)
Net interest expense						(61,387)	(39,562)
Income tax benefit (expense)						(16,588)	(17,033)
Net loss attributable to EVO Investco, LLC						(40,242)	47,705
Net income attributable to EVO Payments, Inc.						(37,813)	51,346
Capital expenditures						42,021	31,708
Total assets						1,508,298	1,259,242
Predecessor | Operating
Segment Information
Segment profit						137,601	194,032
Predecessor | Corporate
Segment Information
Segment profit						(25,732)	(25,720)
Predecessor | North America
Segment Information
Revenue						299,034	241,083
Capital expenditures						13,893	9,830
Total assets						1,010,859	880,568
Predecessor | North America | Operating
Segment Information
Segment profit						82,759	66,066
Predecessor | Europe
Segment Information
Revenue						205,716	178,138
Capital expenditures						28,128	21,878
Total assets						497,439	378,674
Predecessor | Europe | Operating
Segment Information
Segment profit						$ 54,842	$ 127,966